RELATED PARTIES - Disclosure of ownership Interest of subsidiaries (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Gibraltar Mines Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Cariboo Copper Corporation [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	50.00%
Curis Holdings (Canada) Ltd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Florence Holdings Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Florence Copper Holdings Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
FC-ISR Holdings Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Florence Copper LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Aley Corporation [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Yellowhead Mining Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%